Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]		Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Translation Reserve [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024	$ 2,750			$ 13,880,837	$ 9,025,081		$ (141,935)	$ 22,766,733
Balance, shares at Dec. 31, 2024	257,500,000
Issuance of new shares		[1]		(41)				(41)
Issuance of new shares, shares	327
Shares repurchase			(5)	(49,372)				(49,377)
Acquisition of remaining stake of a subsidiary							160,982	160,982
Net Profit/(loss)					(927,897)		(19,047)	(991,944)
Balance at Jun. 30, 2025	$ 2,750		(5)	13,831,424	8,052,184			21,886,353
Balance, shares at Jun. 30, 2025	25,500,327
Balance at Dec. 31, 2025	$ 2,750		(5)	13,831,423	6,054,657			$ 19,888,825
Balance, shares at Dec. 31, 2025	27,500,327
Issuance of new shares, shares								0
Shares repurchase			(16)	(118,720)				$ (118,736)
Net Profit/(loss)					1,506,901		(6,342)	1,500,559
Exchange Difference						782		782
Acquisition of a subsidiary							(6,298)	(6,298)
Balance at Jun. 30, 2026	$ 2,750		$ (21)	$ 13,712,703	$ 7,561,558	$ 782	$ (12,640)	$ 21,265,132
Balance, shares at Jun. 30, 2026	27,500,327

[1]	Represents figure below one dollar